STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, Amount at Feb. 28, 2010	$ 5,726	$ 45,846,778	$ (27,474,568)	$ 18,377,936
Beginning Balance, Shares at Feb. 28, 2010	57,256,750
Stock subscription, net, Shares	6,204,829
Stock subscription, net, Amount	620	4,865		4,865
Stock with warrant subscription, Shares	6,204,829
Stock with warrant subscription, Amount	620	4,865		4,865
Option/Warrant exercise, Shares	3,739,499
Option/Warrant exercise, Amount	374	4,992,200		4,992,574
Cashless option exercise, Shares	1,390,053			(1,991,153)
Cashless option exercise, Amount	139	(139)
Shares granted, Shares	225,000
Shares granted, Amount	23	236,250		236,272
Employee share-based compensation		2,961,687		2,961,687
Warrants issued for services		3,664,535		3,664,535
Board of Director fees, Shares	133,823
Board of Director fees, Amount	14	50,653		50,667
Warrant expense		315,451		315,451
Net Loss			(12,478,478)	(12,478,478)
Ending Balance, Amount at Feb. 28, 2011	6,882	70,046,761	(39,953,047)	30,100,596
Ending Balance, Shares at Feb. 28, 2011	68,816,131
Stock subscription, net, Shares	9,400,000
Stock subscription, net, Amount	940	4,865		4,865
Stock with warrant subscription, Shares	9,400,000
Stock with warrant subscription, Amount	940	4,865		4,865
Option/Warrant exercise, Shares	2,957,173
Option/Warrant exercise, Amount	296	2,894,215		2,894,511
Cashless option exercise, Shares	166,997			(1,203,065)
Cashless option exercise, Amount	17	(17)
Employee share-based compensation		6,203,229		6,203,229
Warrants issued for services		2,621,420
Business combinations, Shares	12,921,444
Business combinations, Amount	1,291	41,167,889		41,169,180
Advisory services, Shares	173,072
Advisory services, Amount	17	275,483		275,500
Board of Director fees, Shares	133,823
Board of Director fees, Amount	14	50,653		50,667
Warrant expense		315,451		315,451
Net Loss			(22,603,203)	(22,603,203)
Ending Balance, Amount at Feb. 28, 2012	9,443	141,738,528	(62,556,248)	79,191,722
Ending Balance, Shares at Feb. 28, 2012	94,434,817
Beginning balance, Amount at Feb. 29, 2012	9,443	141,738,528	(62,556,248)	79,191,722
Beginning Balance, Shares at Feb. 29, 2012	94,434,817
Stock subscription, net, Shares	21,969,661
Stock subscription, net, Amount	2,197	4,865		4,865
Stock with warrant subscription, Shares	21,969,661
Stock with warrant subscription, Amount	2,197	4,865		4,865
Option/Warrant exercise, Shares	1,422,092
Option/Warrant exercise, Amount	143	1,264,517		1,264,660
Cashless option exercise, Shares	132,320			(602,092)
Cashless option exercise, Amount	13	(13)
Employee share-based compensation		4,438,272		4,438,272
Warrants issued for services		662,611		662,611
Advisory services, Shares	500,000
Advisory services, Amount	50	624,925		625,000
Purchase of intangible assets, Shares	1,860,465
Purchase of intangible assets, Amount	186	3,813,767		3,813,953
Acquisition related contingent consideration, Shares	9,234,871
Acquisition related contingent consideration, Amount	923	10,557,579		10,558,502
Warrants issued with debt issuance		50,596		50,596
Board of Director fees, Shares	133,823
Board of Director fees, Amount	14	50,653		50,667
Warrant expense		315,451		315,451
Net Loss			(48,837,295)	(48,837,295)
Ending Balance, Amount at Feb. 28, 2013	12,955	175,241,799	(111,393,544)	63,861,210
Ending Balance, Shares at Feb. 28, 2013	129,554,226
Stock subscription, net, Amount		4,865		4,865
Stock with warrant subscription, Amount		4,865		4,865
Option/Warrant exercise, Shares	10,000
Option/Warrant exercise, Amount	1	2,499		2,500
Cashless option exercise, Shares
Employee share-based compensation		1,563,264		1,563,264
Advisory services, Shares	550,000
Advisory services, Amount	55	220,445		220,500
Board of Director fees, Shares	133,823
Board of Director fees, Amount	14	50,653		50,667
Warrant expense		315,451		315,451
Net Loss			(9,389,459)	(9,389,459)
Ending Balance, Amount at Aug. 31, 2013	$ 13,025	$ 177,398,976	$ (120,783,003)	$ 56,628,998
Ending Balance, Shares at Aug. 31, 2013	130,248,049